Earnings Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings Per Share
27.	EARNINGS PER SHARE

The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$26,220,721	$17,060,591	$26,970,580	$960,490
Effect of potentially dilutive ordinary shares:
Employee share options issued by subsidiaries	(418,295)	(385,865)	(521,073)	(18,557)

Earnings used in the computation of diluted earnings per share	$25,802,426	$16,674,726	$26,449,507	$941,933

Weighted average number of ordinary shares outstanding
(in thousand shares):

	For the Year Ended December 31
	2018	2019	2020

Weighted average number of ordinary shares in computation of basic earnings per share	4,245,247	4,251,964	4,265,732
Effect of potentially dilutive ordinary shares:
From employee share options	5,103	10,232	22,086
(Continued)

	For the Year Ended December 31
	2018	2019	2020

From employees’ compensation	779	570	815

Weighted average number of ordinary shares in computation of diluted earnings per share	4,251,129	4,262,766	4,288,633

For the computation of earnings per ADS, the denominators were the half of the aforementioned weighted average outstanding shares (1 ADS represents 2 ordinary shares) while the numerators held constant.

The Group is able to settle the employees’ compensation by cash or shares. The Group assumed that the entire amount of the compensation would be settled in shares and the resulting potential shares were included in the weighted average number of ordinary shares outstanding used in the computation of diluted earnings per share if the effect is dilutive. Such dilutive effect of the potential shares was included in the computation of diluted earnings per share until the board of directors approve the number of shares to be distributed to employees at their meeting in following year.